Quarterly Report
July 31, 2024
MFS®  Global Equity Fund
LGE-Q3

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	238,723	$48,878,534
MTU Aero Engines Holding AG	50,764	14,377,625
Rolls-Royce Holdings PLC (a)	3,573,144	20,652,175
		$83,908,334
Airlines – 0.9%
Aena SME S.A.	122,815	$23,273,685
Alcoholic Beverages – 5.1%
Carlsberg Group	102,316	$12,366,238
Diageo PLC	1,328,053	41,299,068
Heineken N.V.	434,547	38,573,062
Pernod Ricard S.A.	265,113	35,577,899
		$127,816,267
Apparel Manufacturers – 3.8%
Burberry Group PLC	873,111	$8,698,816
Compagnie Financiere Richemont S.A.	286,517	43,740,562
LVMH Moet Hennessy Louis Vuitton SE	60,538	42,782,764
		$95,222,142
Automotive – 0.6%
Aptiv PLC (a)	211,705	$14,690,210
Broadcasting – 1.8%
Omnicom Group, Inc.	74,515	$7,305,451
Walt Disney Co.	265,223	24,848,743
WPP Group PLC	1,317,816	12,716,052
		$44,870,246
Brokerage & Asset Managers – 3.6%
Charles Schwab Corp.	853,611	$55,646,901
Deutsche Boerse AG	71,207	14,595,879
London Stock Exchange Group PLC	167,393	20,378,689
		$90,621,469
Business Services – 8.6%
Accenture PLC, “A”	94,095	$31,109,689
Brenntag AG	134,871	9,607,360
Cognizant Technology Solutions Corp., “A”	193,868	14,671,930
Compass Group PLC	506,257	15,593,616
Equifax, Inc.	67,158	18,761,931
Experian PLC	570,333	26,922,795
Fidelity National Information Services, Inc.	306,257	23,529,725
Fiserv, Inc. (a)	175,316	28,676,438
Intertek Group PLC	265,457	17,233,541
TransUnion	304,861	27,516,754
		$213,623,779
Cable TV – 2.1%
Comcast Corp., “A”	1,251,437	$51,646,805
Chemicals – 0.8%
PPG Industries, Inc.	160,978	$20,440,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.2%
Check Point Software Technologies Ltd. (a)	191,466	$35,124,438
Microsoft Corp.	115,710	48,407,278
Oracle Corp.	366,451	51,101,592
Salesforce, Inc.	79,087	20,467,716
		$155,101,024
Computer Software - Systems – 3.8%
Amadeus IT Group S.A.	407,023	$26,756,009
Capgemini	199,170	39,575,298
Samsung Electronics Co. Ltd.	464,061	28,532,481
		$94,863,788
Construction – 0.6%
Otis Worldwide Corp.	154,423	$14,592,974
Consumer Products – 3.2%
Essity AB	778,707	$21,908,678
International Flavors & Fragrances, Inc.	361,703	35,982,215
Reckitt Benckiser Group PLC	386,413	20,754,350
		$78,645,243
Electrical Equipment – 4.4%
Amphenol Corp., “A”	250,265	$16,082,029
Legrand S.A.	303,297	32,784,929
Schneider Electric SE	257,174	62,025,074
		$110,892,032
Electronics – 1.1%
Hoya Corp.	97,600	$12,196,688
Microchip Technology, Inc.	161,506	14,338,503
		$26,535,191
Food & Beverages – 1.7%
Nestle S.A.	420,326	$42,686,254
Gaming & Lodging – 1.1%
Marriott International, Inc., “A”	75,229	$17,099,552
Whitbread PLC	253,004	9,464,754
		$26,564,306
Insurance – 3.6%
Aon PLC	103,456	$33,986,330
Willis Towers Watson PLC	194,570	54,923,220
		$88,909,550
Internet – 2.9%
Alphabet, Inc., “A”	326,457	$56,000,434
eBay, Inc.	276,643	15,384,117
		$71,384,551
Machinery & Tools – 1.2%
Carrier Global Corp.	132,125	$8,999,034
Kubota Corp.	1,519,700	21,920,820
		$30,919,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.1%
Erste Group Bank AG	300,725	$15,648,099
Goldman Sachs Group, Inc.	79,611	40,524,388
UBS Group AG	1,491,436	45,299,554
		$101,472,041
Medical Equipment – 13.5%
Abbott Laboratories	222,721	$23,595,063
Becton, Dickinson and Co.	174,085	41,964,930
Boston Scientific Corp. (a)	331,761	24,510,503
Cooper Companies, Inc. (a)	233,118	21,756,903
EssilorLuxottica	50,151	11,490,212
Medtronic PLC	674,054	54,140,017
Olympus Corp.	1,772,100	30,427,003
Sonova Holding AG	32,807	10,065,423
STERIS PLC	88,754	21,190,905
Thermo Fisher Scientific, Inc.	105,721	64,842,918
Waters Corp. (a)	96,222	32,357,534
		$336,341,411
Other Banks & Diversified Financials – 4.9%
American Express Co.	151,023	$38,214,860
Grupo Financiero Banorte S.A. de C.V.	805,587	6,036,606
Julius Baer Group Ltd.	155,494	8,512,089
Visa, Inc., “A”	260,416	69,184,719
		$121,948,274
Pharmaceuticals – 4.1%
Merck KGaA	236,741	$42,480,106
Roche Holding AG	179,966	58,597,873
		$101,077,979
Railroad & Shipping – 4.5%
Canadian National Railway Co.	304,534	$35,249,811
Canadian Pacific Kansas City Ltd.	549,087	46,024,472
Union Pacific Corp.	124,280	30,663,604
		$111,937,887
Specialty Chemicals – 5.2%
Air Liquide S.A.	135,892	$24,822,326
Air Products & Chemicals, Inc.	144,153	38,034,769
Akzo Nobel N.V.	266,202	16,456,107
Linde PLC	110,241	49,994,293
		$129,307,495
Specialty Stores – 0.4%
Hermes International	4,966	$10,872,519
Telecommunications - Wireless – 1.1%
Cellnex Telecom S.A.	768,609	$26,768,196
Trucking – 0.6%
United Parcel Service, Inc., “B”	122,774	$16,006,046
Total Common Stocks		$2,462,940,539

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 5.39% (v)	38,216	$38,219

Other Assets, Less Liabilities – 1.1%		26,774,214
Net Assets – 100.0%		$2,489,752,972
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,219 and $2,462,940,539, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,322,070,544	$—	$—	$1,322,070,544
France	259,931,021	—	—	259,931,021
Switzerland	208,901,755	—	—	208,901,755
United Kingdom	193,713,856	—	—	193,713,856
Canada	81,274,283	—	—	81,274,283
Germany	81,060,970	—	—	81,060,970
Spain	76,797,890	—	—	76,797,890
Japan	—	64,544,511	—	64,544,511
Netherlands	55,029,169	—	—	55,029,169
Other Countries	91,084,059	28,532,481	—	119,616,540
Mutual Funds	38,219	—	—	38,219
Total	$2,369,901,766	$93,076,992	$—	$2,462,978,758
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,972,726	$362,914,575	$371,844,809	$(3,381)	$(892)	$38,219
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$377,900	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2024, are as follows:
United States	54.2%
France	10.4%
Switzerland	8.4%
United Kingdom	7.8%
Canada	3.3%
Germany	3.3%
Spain	3.1%
Japan	2.6%
Netherlands	2.2%
Other Countries	4.7%